Related Party Transactions - Service Agreements (Details) - CCL [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Shared Services [Member] | Gas and Power Supply Services Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Committed Monthly Fee	$ 125,000
Shared Services [Member] | Management Services Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Committed Monthly Fee	$ 375,000
Monthly fee as a percentage of capital expenditures incurred in the previous month	3.00%
O&M Services [Member] | Operation and Maintenance Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Committed Monthly Fee	$ 125,000